INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current [Abstract]
Federal	$ (39,708,000)	$ 16,959,000	$ 86,235,000
Foreign	15,368,000	32,402,000	22,607,000
State	566,000	(908,000)	779,000
Total current provision	(23,774,000)	48,453,000	109,621,000
Deferred	18,115,000	43,481,000	9,565,000
Total provision	(5,659,000)	91,934,000	119,186,000
Income tax expense (benefit), income tax reconciliation [Abstract]
Statutory rate (in hundredths)	35.00%	35.00%	35.00%
Tax at statutory rate	45,528,000	125,837,000	156,631,000
Increase (decrease) due to [Abstract]
Foreign companies' operations	(59,349,000)	(25,711,000)	(7,335,000)
Extraterritorial income exclusion	(522,000)	0	(25,391,000)
State tax expense	81,000	(590,000)	512,000
Domestic production activities	0	(6,372,000)	(2,790,000)
Other, net	8,603,000	(1,230,000)	(2,441,000)
Total provision	(5,659,000)	91,934,000	119,186,000
Deferred tax assets, current [Abstract]
Accrued employee benefit plan costs	26,519,000	16,788,000
U.S. net operating loss	0	0
U.K. net operating loss	0	0
Other	4,874,000	3,473,000
Total deferred tax assets, current	31,393,000	20,261,000
Less: valuation allowance, current	0	0
Deferred tax assets, net of valuation allowance, current	31,393,000	20,261,000
Deferred tax liabilities, current [Abstract]
Property, plant and equipment	0	0
Other	4,370,000	7,218,000
Total deferred tax liabilities	4,370,000	7,218,000
Net deferred tax asset (liability)	27,023,000	13,043,000
Deferred tax assets, noncurrent [Abstract]
Accrued employee benefit plan costs	72,467,000	54,821,000
U.S. net operating loss	64,495,000	109,654,000
U.K. net operating loss	14,722,000	17,778,000
Other	10,861,000	12,403,000
Total deferred tax assets, noncurrent	162,545,000	194,656,000
Less: valuation allowance, noncurrent	(14,722,000)	(17,778,000)
Deferred tax assets, net of valuation allowance, noncurrent	147,823,000	176,878,000
Deferred tax liabilities, noncurrent [Abstract]
Property, plant and equipment	615,319,000	609,321,000
Other	8,947,000	2,849,000
Total deferred tax liabilities, noncurrent	624,266,000	612,170,000
Net deferred tax asset (liability), noncurrent	(476,443,000)	(435,292,000)
Operating Loss Carryforwards [Line Items]
Undistributed earnings of foreign subsidiaries	203,700,000
Potential additional income taxes from undistributed earnings of foreign subsidiaries	3,200,000
Net unrecognized tax benefits which would reduce the Company's income tax provision if recognized	55,300,000	51,000,000	54,200,000
Changes in gross unrecognized tax benefits [Abstract]
Gross unrecognized tax benefits - beginning of year	51,000,000	54,200,000	6,500,000
Gross increases - tax positions in prior period	4,300,000	0	37,600,000
Gross decreases - tax positions in prior period	0	(1,300,000)	0
Gross increases - current period tax positions	0	0	11,900,000
Settlements	0	0	0
Lapse of statute of limitations	0	(1,900,000)	(1,800,000)
Gross unrecognized tax benefit - end of year	55,300,000	51,000,000	54,200,000
Accrued interest on income taxes	2,100,000	900,000	700,000
Accrued penalties on income taxes	1,100,000	600,000	400,000
Tax benefit recognized			25,400,000
Estimated tax benefits deferred due to uncertainty			49,200,000
Long-term income tax receivable included in other assets	74,600,000	74,600,000
Long-term liability related to deferred income tax benefits	49,200,000	49,200,000
Income from continuing operations before income taxes, domestic	(1,200,000)	260,300,000	558,300,000
Income (loss) from continuing operations before income taxes, foreign	131,300,000	118,700,000	(57,200,000)
U.S. [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	184,200,000
Net operating loss carryforwards, expiration dates	2028 and 2029
U.K. [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 55,600,000